Other Non-Operating Losses (Tables)	9 Months Ended
Sep. 30, 2024
Other Income and Expenses [Abstract]
Schedule of other nonoperating income (expense)
Other non-operating losses are comprised of the following:

	Nine months ended September 30,
	2024	2023
Realized and unrealized MTM losses on investment in listed equity securities (1)	—	(62,308)
Dividend income from our investment in listed equity securities	—	9,823
Other non-operating losses	—	(52,485)
(1) During the nine months ended September 30, 2023, we sold 1.2 million shares of Class A NFE common shares (“NFE Shares”) at a price range between $36.90 and $40.38 per share for an aggregate consideration of $45.6 million which resulted to $62.3 million realized MTM losses. We also disposed of our remaining 4.1 million NFE Shares that were applied as partial consideration for the repurchase of 1,230 common units in Golar Hilli LLC (“Hilli LLC”) from NFE, which NFE acquired pursuant to the sale of our investment in Golar LNG Partners LP (“Golar Partners”) to NFE in April 2021. Following these transactions, we no longer hold any listed equity securities.